LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.30%
Aerospace & Defense–1.20%
BWX Technologies, Inc.	32,528	$2,438,949
Curtiss-Wright Corp.	13,612	2,662,916
Hexcel Corp.	30,034	1,956,415
Woodward, Inc.	21,470	2,667,862
		9,726,142
Air Freight & Logistics–0.31%
†GXO Logistics, Inc.	42,303	2,481,071
		2,481,071
Automobile Components–1.66%
†Adient PLC	33,321	1,222,881
Autoliv, Inc.	27,021	2,606,986
†Fox Factory Holding Corp.	15,056	1,491,749
Gentex Corp.	82,984	2,700,299
†Goodyear Tire & Rubber Co.	100,715	1,251,887
Lear Corp.	20,877	2,801,693
†Visteon Corp.	10,010	1,382,081
		13,457,576
Automobiles–0.41%
Harley-Davidson, Inc.	45,864	1,516,264
Thor Industries, Inc.	18,922	1,800,050
		3,316,314
Banks–5.08%
Associated Banc-Corp.	53,622	917,472
Bank OZK	37,421	1,387,196
Cadence Bank	64,884	1,376,839
Columbia Banking System, Inc.	74,128	1,504,798
Commerce Bancshares, Inc.	40,311	1,934,122
Cullen/Frost Bankers, Inc.	22,811	2,080,591
East West Bancorp, Inc.	50,264	2,649,415
First Financial Bankshares, Inc.	45,621	1,146,000
First Horizon Corp.	198,581	2,188,363
FNB Corp.	127,480	1,375,509
Glacier Bancorp, Inc.	39,449	1,124,297
Hancock Whitney Corp.	30,659	1,134,076
Home BancShares, Inc.	66,949	1,401,912
International Bancshares Corp.	18,958	821,640
New York Community Bancorp, Inc.	256,757	2,911,624
Old National Bancorp	103,977	1,511,826
Pinnacle Financial Partners, Inc.	27,237	1,825,969
Prosperity Bancshares, Inc.	33,266	1,815,658
SouthState Corp.	27,036	1,821,145
Synovus Financial Corp.	51,972	1,444,822
†Texas Capital Bancshares, Inc.	17,051	1,004,304
UMB Financial Corp.	15,507	962,209
United Bankshares, Inc.	47,944	1,322,775
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Valley National Bancorp	151,550	$1,297,268
Webster Financial Corp.	61,568	2,481,806
Wintrust Financial Corp.	21,736	1,641,068
		41,082,704
Beverages–0.66%
†Boston Beer Co., Inc. Class A	3,359	1,308,431
†Celsius Holdings, Inc.	17,488	3,000,941
Coca-Cola Consolidated, Inc.	1,665	1,059,473
		5,368,845
Biotechnology–1.60%
†Arrowhead Pharmaceuticals, Inc.	38,064	1,022,780
†Exelixis, Inc.	113,190	2,473,201
†Halozyme Therapeutics, Inc.	46,879	1,790,778
†Neurocrine Biosciences, Inc.	34,702	3,903,975
†United Therapeutics Corp.	16,676	3,766,608
		12,957,342
Broadline Retail–0.51%
Kohl's Corp.	39,303	823,791
Macy's, Inc.	96,845	1,124,370
Nordstrom, Inc.	34,429	514,369
†Ollie's Bargain Outlet Holdings, Inc.	21,961	1,694,950
		4,157,480
Building Products–3.86%
Advanced Drainage Systems, Inc.	24,609	2,801,242
†Builders FirstSource, Inc.	44,434	5,531,589
Carlisle Cos., Inc.	17,739	4,599,013
Fortune Brands Innovations, Inc.	45,056	2,800,681
Lennox International, Inc.	11,358	4,252,890
Owens Corning	31,937	4,356,526
Simpson Manufacturing Co., Inc.	15,164	2,271,719
†Trex Co., Inc.	38,591	2,378,363
UFP Industries, Inc.	21,967	2,249,421
		31,241,444
Capital Markets–2.20%
Affiliated Managers Group, Inc.	12,436	1,620,908
Evercore, Inc. Class A	12,388	1,708,057
Federated Hermes, Inc.	31,377	1,062,739
Interactive Brokers Group, Inc. Class A	38,014	3,290,492
Janus Henderson Group PLC	47,089	1,215,838
Jefferies Financial Group, Inc.	62,760	2,298,899
Morningstar, Inc.	9,246	2,165,783
SEI Investments Co.	35,745	2,152,921
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Stifel Financial Corp.	37,111	$2,280,100
		17,795,737
Chemicals–2.16%
Ashland, Inc.	18,210	1,487,393
Avient Corp.	32,344	1,142,390
†Axalta Coating Systems Ltd.	78,822	2,120,312
Cabot Corp.	19,885	1,377,434
Chemours Co.	52,586	1,475,037
NewMarket Corp.	2,453	1,116,213
Olin Corp.	44,679	2,233,056
RPM International, Inc.	45,864	4,348,366
Scotts Miracle-Gro Co.	14,807	765,226
Westlake Corp.	11,335	1,413,134
		17,478,561
Commercial Services & Supplies–1.31%
Brink's Co.	16,521	1,200,085
†Clean Harbors, Inc.	17,896	2,995,075
MSA Safety, Inc.	13,133	2,070,417
†Stericycle, Inc.	32,894	1,470,691
Tetra Tech, Inc.	18,916	2,875,800
		10,612,068
Communications Equipment–0.57%
†Calix, Inc.	20,930	959,431
†Ciena Corp.	53,087	2,508,892
†Lumentum Holdings, Inc.	24,388	1,101,850
		4,570,173
Construction & Engineering–1.76%
AECOM	49,262	4,090,716
EMCOR Group, Inc.	16,750	3,524,033
†Fluor Corp.	50,916	1,868,617
†MasTec, Inc.	21,474	1,545,484
MDU Resources Group, Inc.	72,361	1,416,828
Valmont Industries, Inc.	7,467	1,793,648
		14,239,326
Construction Materials–0.37%
Eagle Materials, Inc.	12,591	2,096,653
†Knife River Corp.	18,065	882,114
		2,978,767
Consumer Finance–0.62%
Ally Financial, Inc.	96,500	2,574,620
FirstCash Holdings, Inc.	13,144	1,319,395
SLM Corp.	80,365	1,094,571
		4,988,586
Consumer Staples Distribution & Retail–1.98%
†BJ's Wholesale Club Holdings, Inc.	47,771	3,409,417
Casey's General Stores, Inc.	13,287	3,607,686
†Grocery Outlet Holding Corp.	35,092	1,012,404
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Performance Food Group Co.	55,449	$3,263,728
†Sprouts Farmers Market, Inc.	36,281	1,552,827
†U.S. Foods Holding Corp.	80,690	3,203,393
		16,049,455
Containers & Packaging–1.92%
AptarGroup, Inc.	23,322	2,916,183
Berry Global Group, Inc.	42,003	2,600,406
Crown Holdings, Inc.	42,874	3,793,492
Graphic Packaging Holding Co.	109,208	2,433,154
Greif, Inc. Class A	9,009	601,891
Silgan Holdings, Inc.	29,721	1,281,272
Sonoco Products Co.	34,814	1,892,141
		15,518,539
Diversified Consumer Services–0.91%
Graham Holdings Co. Class B	1,310	763,730
†Grand Canyon Education, Inc.	10,597	1,238,577
H&R Block, Inc.	54,133	2,330,967
Service Corp. International	53,624	3,064,076
		7,397,350
Diversified Telecommunication Services–0.40%
†Frontier Communications Parent, Inc.	78,559	1,229,449
Iridium Communications, Inc.	44,468	2,022,849
		3,252,298
Electric Utilities–0.98%
ALLETE, Inc.	20,356	1,074,797
IDACORP, Inc.	17,955	1,681,486
OGE Energy Corp.	71,132	2,370,829
PNM Resources, Inc.	30,470	1,359,267
Portland General Electric Co.	35,925	1,454,244
		7,940,623
Electrical Equipment–2.38%
Acuity Brands, Inc.	11,085	1,887,886
EnerSys	14,577	1,380,005
Hubbell, Inc.	19,059	5,973,281
nVent Electric PLC	58,939	3,123,178
Regal Rexnord Corp.	23,565	3,366,967
Sensata Technologies Holding PLC	54,200	2,049,844
†Sunrun, Inc.	77,219	969,871
†Vicor Corp.	7,972	469,471
		19,220,503
Electronic Equipment, Instruments & Components–3.57%
†Arrow Electronics, Inc.	19,781	2,477,372
Avnet, Inc.	32,510	1,566,657
LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	15,026	$1,450,760
Cognex Corp.	61,182	2,596,564
†Coherent Corp.	46,201	1,508,001
Crane NXT Co.	17,179	954,637
†IPG Photonics Corp.	10,604	1,076,730
Jabil, Inc.	46,510	5,901,654
Littelfuse, Inc.	8,846	2,187,793
National Instruments Corp.	46,712	2,784,970
†Novanta, Inc.	12,728	1,825,704
TD SYNNEX Corp.	16,992	1,696,821
Vishay Intertechnology, Inc.	45,152	1,116,157
Vontier Corp.	54,955	1,699,209
		28,843,029
Energy Equipment & Services–1.17%
ChampionX Corp.	69,884	2,489,268
NOV, Inc.	139,954	2,925,038
†Valaris Ltd.	22,612	1,695,448
†Weatherford International PLC	25,600	2,312,448
		9,422,202
Entertainment–0.19%
TKO Group Holdings, Inc.	18,613	1,564,609
		1,564,609
Financial Services–1.48%
Essent Group Ltd.	38,025	1,798,202
†Euronet Worldwide, Inc.	16,785	1,332,393
MGIC Investment Corp.	100,284	1,673,740
Voya Financial, Inc.	37,590	2,497,855
Western Union Co.	133,093	1,754,166
†WEX, Inc.	15,264	2,871,006
		11,927,362
Food Products–1.22%
†Darling Ingredients, Inc.	56,702	2,959,844
Flowers Foods, Inc.	68,374	1,516,535
Ingredion, Inc.	23,504	2,312,794
Lancaster Colony Corp.	7,256	1,197,458
†Pilgrim's Pride Corp.	14,291	326,264
†Post Holdings, Inc.	18,030	1,545,892
		9,858,787
Gas Utilities–1.05%
National Fuel Gas Co.	32,659	1,695,329
New Jersey Resources Corp.	34,650	1,407,829
ONE Gas, Inc.	19,708	1,345,662
Southwest Gas Holdings, Inc.	21,362	1,290,478
Spire, Inc.	18,684	1,057,141
UGI Corp.	74,447	1,712,281
		8,508,720
Ground Transportation–2.03%
†Avis Budget Group, Inc.	7,021	1,261,603
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
†Hertz Global Holdings, Inc.	47,589	$582,965
Knight-Swift Transportation Holdings, Inc.	57,339	2,875,551
Landstar System, Inc.	12,774	2,260,232
Ryder System, Inc.	16,179	1,730,344
†Saia, Inc.	9,428	3,758,472
Werner Enterprises, Inc.	22,510	876,765
†XPO, Inc.	41,177	3,074,275
		16,420,207
Health Care Equipment & Supplies–2.70%
†Enovis Corp.	17,683	932,425
†Envista Holdings Corp.	58,219	1,623,146
†Globus Medical, Inc. Class A	41,670	2,068,915
†Haemonetics Corp.	17,996	1,612,082
†ICU Medical, Inc.	7,211	858,181
†Inari Medical, Inc.	18,165	1,187,991
†Integra LifeSciences Holdings Corp.	25,172	961,319
†Lantheus Holdings, Inc.	24,353	1,692,046
†LivaNova PLC	19,113	1,010,695
†Masimo Corp.	15,766	1,382,363
†Neogen Corp.	69,974	1,297,318
†Penumbra, Inc.	13,659	3,304,249
†QuidelOrtho Corp.	17,588	1,284,627
†Shockwave Medical, Inc.	13,060	2,600,246
		21,815,603
Health Care Providers & Services–2.25%
†Acadia Healthcare Co., Inc.	32,743	2,302,160
†Amedisys, Inc.	11,597	1,083,160
Chemed Corp.	5,358	2,784,552
Encompass Health Corp.	35,650	2,394,254
†HealthEquity, Inc.	30,336	2,216,045
†Option Care Health, Inc.	63,935	2,068,297
Patterson Cos., Inc.	30,283	897,588
†Progyny, Inc.	29,536	1,004,815
†R1 RCM, Inc.	69,998	1,054,870
†Tenet Healthcare Corp.	36,073	2,376,850
		18,182,591
Health Care REITs–1.02%
Healthcare Realty Trust, Inc. Class A	135,321	2,066,352
Medical Properties Trust, Inc.	212,658	1,158,986
Omega Healthcare Investors, Inc.	87,022	2,885,650
Physicians Realty Trust	84,706	1,032,566
Sabra Health Care REIT, Inc.	82,164	1,145,366
		8,288,920
Health Care Technology–0.12%
†Doximity, Inc. Class A	44,621	946,858
		946,858
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs–0.12%
Park Hotels & Resorts, Inc.	76,658	$944,426
		944,426
Hotels, Restaurants & Leisure–3.40%
Aramark	92,748	3,218,356
Boyd Gaming Corp.	25,251	1,536,018
Choice Hotels International, Inc.	8,951	1,096,587
Churchill Downs, Inc.	24,211	2,809,444
†Hilton Grand Vacations, Inc.	25,812	1,050,548
†Light & Wonder, Inc. Class A	32,407	2,311,591
Marriott Vacations Worldwide Corp.	12,053	1,212,893
†Penn Entertainment, Inc.	53,704	1,232,507
†Planet Fitness, Inc. Class A	30,049	1,477,810
Texas Roadhouse, Inc.	23,720	2,279,492
Travel & Leisure Co.	26,296	965,852
Vail Resorts, Inc.	13,700	3,039,893
Wendy's Co.	60,211	1,228,907
Wingstop, Inc.	10,653	1,915,836
Wyndham Hotels & Resorts, Inc.	29,942	2,082,167
		27,457,901
Household Durables–1.67%
†Helen of Troy Ltd.	8,564	998,220
KB Home	27,632	1,278,809
Leggett & Platt, Inc.	47,304	1,201,995
†Taylor Morrison Home Corp.	38,905	1,657,742
Tempur Sealy International, Inc.	61,187	2,651,844
Toll Brothers, Inc.	38,857	2,873,864
†TopBuild Corp.	11,285	2,839,306
		13,501,780
Independent Power and Renewable Electricity Producers–0.67%
Ormat Technologies, Inc.	19,063	1,332,885
Vistra Corp.	122,800	4,074,504
		5,407,389
Industrial REITs–1.33%
EastGroup Properties, Inc.	16,133	2,686,628
First Industrial Realty Trust, Inc.	46,985	2,236,016
Rexford Industrial Realty, Inc.	73,376	3,621,106
STAG Industrial, Inc.	63,866	2,204,016
		10,747,766
Insurance–4.72%
American Financial Group, Inc.	23,509	2,625,250
†Brighthouse Financial, Inc.	23,314	1,140,987
CNO Financial Group, Inc.	40,200	953,946
Erie Indemnity Co. Class A	8,864	2,604,155
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial, Inc.	91,900	$3,795,470
First American Financial Corp.	36,642	2,069,907
Hanover Insurance Group, Inc.	12,723	1,411,999
Kemper Corp.	21,361	897,803
Kinsale Capital Group, Inc.	7,819	3,238,082
Old Republic International Corp.	94,126	2,535,754
Primerica, Inc.	12,710	2,465,867
Reinsurance Group of America, Inc.	23,529	3,416,175
RenaissanceRe Holdings Ltd.	18,188	3,599,769
RLI Corp.	14,265	1,938,471
Selective Insurance Group, Inc.	21,523	2,220,528
Unum Group	65,317	3,212,943
		38,127,106
Interactive Media & Services–0.35%
†Ziff Davis, Inc.	16,530	1,052,796
†ZoomInfo Technologies, Inc.	108,430	1,778,252
		2,831,048
IT Services–0.63%
†GoDaddy, Inc. Class A	52,200	3,887,856
†Kyndryl Holdings, Inc.	81,378	1,228,808
		5,116,664
Leisure Products–1.10%
Brunswick Corp.	24,826	1,961,254
†Mattel, Inc.	125,873	2,772,982
Polaris, Inc.	18,912	1,969,496
†Topgolf Callaway Brands Corp.	50,836	703,570
†YETI Holdings, Inc.	30,869	1,488,503
		8,895,805
Life Sciences Tools & Services–1.08%
†Azenta, Inc.	21,393	1,073,715
Bruker Corp.	34,981	2,179,316
†Medpace Holdings, Inc.	8,257	1,999,268
†Repligen Corp.	18,427	2,930,077
†Sotera Health Co.	35,153	526,592
		8,708,968
Machinery–4.74%
AGCO Corp.	22,082	2,611,859
†Chart Industries, Inc.	14,916	2,522,594
Crane Co.	17,351	1,541,463
Donaldson Co., Inc.	43,064	2,568,337
Esab Corp.	20,088	1,410,579
Flowserve Corp.	46,584	1,852,646
Graco, Inc.	60,019	4,374,185
LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ITT, Inc.	29,175	$2,856,524
Lincoln Electric Holdings, Inc.	20,408	3,709,970
†Middleby Corp.	19,049	2,438,272
Oshkosh Corp.	23,206	2,214,549
†RBC Bearings, Inc.	10,325	2,417,392
Terex Corp.	23,958	1,380,460
Timken Co.	23,254	1,708,936
Toro Co.	36,935	3,069,299
Watts Water Technologies, Inc. Class A	9,731	1,681,711
		38,358,776
Marine Transportation–0.22%
†Kirby Corp.	21,144	1,750,723
		1,750,723
Media–0.76%
Cable One, Inc.	1,618	996,105
New York Times Co. Class A	58,174	2,396,769
Nexstar Media Group, Inc. Class A	11,846	1,698,361
TEGNA, Inc.	71,603	1,043,256
		6,134,491
Metals & Mining–2.33%
Alcoa Corp.	63,408	1,842,636
†Cleveland-Cliffs, Inc.	180,746	2,825,060
Commercial Metals Co.	41,539	2,052,442
†MP Materials Corp.	51,164	977,232
Reliance Steel & Aluminum Co.	20,809	5,456,744
Royal Gold, Inc.	23,343	2,482,061
U.S. Steel Corp.	79,226	2,573,261
Worthington Industries, Inc.	10,828	669,387
		18,878,823
Mortgage Real Estate Investment Trusts (REITs)–0.66%
Annaly Capital Management, Inc.	175,574	3,302,547
Starwood Property Trust, Inc.	105,623	2,043,805
		5,346,352
Multi-Utilities–0.28%
Black Hills Corp.	23,840	1,206,066
NorthWestern Corp.	21,301	1,023,726
		2,229,792
Office REITs–0.56%
Corporate Office Properties Trust	39,952	952,056
Cousins Properties, Inc.	53,916	1,098,269
Kilroy Realty Corp.	37,947	1,199,505
Vornado Realty Trust	56,894	1,290,356
		4,540,186
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.65%
Antero Midstream Corp.	121,001	$1,449,592
†Antero Resources Corp.	100,337	2,546,553
Chesapeake Energy Corp.	39,965	3,446,182
Chord Energy Corp.	14,759	2,391,991
Civitas Resources, Inc.	30,300	2,450,361
†CNX Resources Corp.	57,406	1,296,228
DT Midstream, Inc.	34,423	1,821,665
Equitrans Midstream Corp.	154,020	1,443,167
HF Sinclair Corp.	51,687	2,942,541
Matador Resources Co.	39,412	2,344,226
Murphy Oil Corp.	52,697	2,389,809
Ovintiv, Inc.	90,151	4,288,483
PBF Energy, Inc. Class A	39,122	2,094,201
Permian Resources Corp.	98,667	1,377,391
Range Resources Corp.	85,764	2,779,611
†Southwestern Energy Co.	391,464	2,524,943
		37,586,944
Paper & Forest Products–0.16%
Louisiana-Pacific Corp.	22,814	1,260,930
		1,260,930
Personal Care Products–0.41%
†BellRing Brands, Inc.	46,690	1,925,029
†Coty, Inc. Class A	127,246	1,395,888
		3,320,917
Pharmaceuticals–0.55%
†Jazz Pharmaceuticals PLC	22,436	2,904,116
Perrigo Co. PLC	48,115	1,537,274
		4,441,390
Professional Services–3.03%
†ASGN, Inc.	17,175	1,402,854
†CACI International, Inc. Class A	8,102	2,543,461
Concentrix Corp.	15,379	1,232,012
†ExlService Holdings, Inc.	58,848	1,650,098
Exponent, Inc.	18,038	1,544,053
†FTI Consulting, Inc.	12,093	2,157,512
Genpact Ltd.	59,315	2,147,203
Insperity, Inc.	12,898	1,258,845
KBR, Inc.	47,960	2,826,762
ManpowerGroup, Inc.	17,588	1,289,552
Maximus, Inc.	21,586	1,612,043
†Paylocity Holding Corp.	15,302	2,780,373
Science Applications International Corp.	19,095	2,015,286
		24,460,054
Real Estate Management & Development–0.30%
†Jones Lang LaSalle, Inc.	16,944	2,392,154
		2,392,154
LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.86%
Apartment Income REIT Corp.	53,002	$1,627,162
Equity LifeStyle Properties, Inc.	66,175	4,216,009
Independence Realty Trust, Inc.	79,742	1,121,970
		6,965,141
Retail REITs–1.21%
Agree Realty Corp.	34,170	1,887,551
Brixmor Property Group, Inc.	106,792	2,219,138
Kite Realty Group Trust	77,913	1,668,896
NNN REIT, Inc.	64,860	2,292,152
Spirit Realty Capital, Inc.	50,204	1,683,340
		9,751,077
Semiconductors & Semiconductor Equipment–2.35%
†Allegro MicroSystems, Inc.	25,303	808,178
Amkor Technology, Inc.	36,725	829,985
†Cirrus Logic, Inc.	19,459	1,439,188
†Lattice Semiconductor Corp.	48,967	4,207,734
†MACOM Technology Solutions Holdings, Inc.	19,172	1,564,052
MKS Instruments, Inc.	22,352	1,934,342
Power Integrations, Inc.	20,396	1,556,419
†Silicon Laboratories, Inc.	11,331	1,313,149
†Synaptics, Inc.	14,045	1,256,185
Universal Display Corp.	15,466	2,428,007
†Wolfspeed, Inc.	44,237	1,685,430
		19,022,669
Software–2.86%
†ACI Worldwide, Inc.	38,615	871,154
†Aspen Technology, Inc.	10,080	2,058,941
†Blackbaud, Inc.	15,288	1,075,052
†CommVault Systems, Inc.	15,622	1,056,204
Dolby Laboratories, Inc. Class A	21,185	1,679,123
†Dropbox, Inc. Class A	91,611	2,494,568
†Dynatrace, Inc.	84,383	3,943,218
†Envestnet, Inc.	17,646	776,953
†Manhattan Associates, Inc.	21,915	4,331,719
†NCR Corp.	47,576	1,283,125
†Qualys, Inc.	13,046	1,990,167
†Teradata Corp.	35,467	1,596,724
		23,156,948
Specialized REITs–1.81%
CubeSmart	79,875	3,045,634
EPR Properties	26,806	1,113,521
Gaming & Leisure Properties, Inc.	93,300	4,249,815
Lamar Advertising Co. Class A	31,076	2,593,914
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
National Storage Affiliates Trust	29,509	$936,615
PotlatchDeltic Corp.	28,400	1,289,076
Rayonier, Inc.	48,443	1,378,688
		14,607,263
Specialty Retail–2.77%
†AutoNation, Inc.	9,538	1,444,053
Dick's Sporting Goods, Inc.	22,245	2,415,362
†Five Below, Inc.	19,781	3,182,763
†GameStop Corp. Class A	95,328	1,569,099
Gap, Inc.	75,818	805,945
Lithia Motors, Inc.	9,793	2,892,167
Murphy USA, Inc.	6,942	2,372,290
Penske Automotive Group, Inc.	6,935	1,158,561
†RH	5,491	1,451,601
Valvoline, Inc.	49,309	1,589,722
Williams-Sonoma, Inc.	22,822	3,546,539
		22,428,102
Technology Hardware, Storage & Peripherals–0.55%
†Super Micro Computer, Inc.	16,228	4,450,042
		4,450,042
Textiles, Apparel & Luxury Goods–1.94%
†Capri Holdings Ltd.	41,290	2,172,267
Carter's, Inc.	13,218	914,025
Columbia Sportswear Co.	12,423	920,544
†Crocs, Inc.	21,906	1,932,766
†Deckers Outdoor Corp.	9,287	4,774,354
PVH Corp.	22,287	1,705,178
†Skechers USA, Inc. Class A	47,729	2,336,335
†Under Armour, Inc. Class A	138,190	913,183
		15,668,652
Trading Companies & Distributors–1.21%
GATX Corp.	12,561	1,367,013
MSC Industrial Direct Co., Inc. Class A	16,826	1,651,472
Watsco, Inc.	11,918	4,501,667
WESCO International, Inc.	15,707	2,258,981
		9,779,133
Water Utilities–0.37%
Essential Utilities, Inc.	86,507	2,969,785
		2,969,785
Total Common Stock (Cost $584,671,086)		802,848,989

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.96%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	7,793,115	$7,793,115
Total Money Market Fund (Cost $7,793,115)		7,793,115

TOTAL INVESTMENTS–100.26% (Cost $592,464,201)	$810,642,104
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(2,130,076)
NET ASSETS APPLICABLE TO 72,547,292 SHARES OUTSTANDING–100.00%	$808,512,028

†Non-income producing.

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
26	E-mini S&P MidCap 400 Index	$6,553,040	$6,718,217	12/15/23	$—	$(165,177)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$802,848,989	$—	$—	$802,848,989
Money Market Fund	7,793,115	—	—	7,793,115
Total Investments	$810,642,104	$—	$—	$810,642,104
Derivatives:

Liabilities:
Futures Contract	$(165,177)	$—	$—	$(165,177)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8